Annual Fund Operating Expenses - Class D Shares - Janus Henderson US Managed Volatility Fund - Class D	Oct. 28, 2020
Operating Expenses:
Management Fees	0.50%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.69%